Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Series Seed Preferred Stock Shares Gryphon Digital Mining, Inc.	Series Seed II Preferred Stock Shares Gryphon Digital Mining, Inc.	Preferred Stock Shares	Common Stock Gryphon Digital Mining, Inc.	Common Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit Gryphon Digital Mining, Inc.	Accumulated Deficit	Additional Paid-in Capital Gryphon Digital Mining, Inc.	Subscription Receivable Gryphon Digital Mining, Inc.	Gryphon Digital Mining, Inc.	Total
Balance at Dec. 31, 2018					$ 183,524,000	$ (1,816,000)		$ (187,315,000)				$ (5,607,000)
Balance (in Shares) at Dec. 31, 2018					2,219,141
Issuance of common shares pursuant to the vesting of restricted stock units
Issuance of common shares pursuant to the vesting of restricted stock units (in Shares)					131,541
Share-based compensation					$ 637,000							637,000
Issuance of preferred shares, net			$ 344,000									344,000
Issuance of preferred shares, net (in Shares)			343,778
Issuance of subscription agreements for payment of liabilities					$ 531,000							531,000
Issuance of subscription agreements for payment of liabilities (in Shares)					479,500
Issuance of common shares					$ 707,000							707,000
Issuance of common shares (in Shares)					415,765
Issuance of common shares for settlement of related party debt and interest expense					$ 529,000							529,000
Issuance of common shares for settlement of related party debt and interest expense (in Shares)					410,158
Issuance of Series B preferred shares			$ 6,500,000									6,500,000
Issuance of Series B preferred shares (in Shares)			6,500,000
Issuance of Series C preferred shares			$ 1,600,000									1,600,000
Issuance of Series C preferred shares (in Shares)			1,600,000
Issuance of common shares for the settlement of liabilities					$ 233,000							233,000
Issuance of common shares for the settlement of liabilities (in Shares)					194,000
Other comprehensive income						47,000						47,000
Net loss								(4,281,000)				(4,281,000)
Balance at Dec. 31, 2019			$ 8,444,000		$ 186,161,000	(1,769,000)		(191,596,000)				1,240,000
Balance (in Shares) at Dec. 31, 2019			8,443,778		3,850,105
Issuance of common shares pursuant to the vesting of restricted stock units
Issuance of common shares pursuant to the vesting of restricted stock units (in Shares)					20,420
Share-based compensation					$ 5,000							5,000
Issuance of common shares for the settlement of liabilities					$ 130,000							130,000
Issuance of common shares for the settlement of liabilities (in Shares)					146,300
Other comprehensive income						(71,000)						(71,000)
Net loss								(1,103,000)				(1,103,000)
Balance at Mar. 31, 2020			$ 8,444,000		$ 186,296,000	(1,840,000)		(192,699,000)				201,000
Balance (in Shares) at Mar. 31, 2020			8,443,778		4,016,825
Balance at Dec. 31, 2019			$ 8,444,000		$ 186,161,000	(1,769,000)		(191,596,000)				1,240,000
Balance (in Shares) at Dec. 31, 2019			8,443,778		3,850,105
Issuance of common shares for conversion of preferred shares			$ (510,000)		$ 510,000
Issuance of common shares for conversion of preferred shares (in Shares)			(785,000)		785,000
Issuance of common shares for conversion of convertible debt					$ 783,000							783,000
Issuance of common shares for conversion of convertible debt (in Shares)					1,205,820
Issuance of common shares pursuant to the vesting of restricted stock units
Issuance of common shares pursuant to the vesting of restricted stock units (in Shares)					20,420
Share-based compensation					$ 5,000							5,000
Issuance of preferred shares, net			$ 3,835,000									3,835,000
Issuance of preferred shares, net (in Shares)			1,697,000
Acquisition of intangible asset					$ 1,560,000							1,560,000
Acquisition of intangible asset (in Shares)					480,000
Issuance of stock options for the settlement of liabilities					$ 182,000							182,000
Exercise of stock options					$ 75,000							75,000
Exercise of stock options (in Shares)					30,000
Issuance of common shares					$ 537,000							537,000
Issuance of common shares (in Shares)					230,000
Issuance of common shares for the settlement of liabilities					$ 2,413,000							2,413,000
Issuance of common shares for the settlement of liabilities (in Shares)					965,841
Exercise of warrants					$ 180,000							180,000
Exercise of warrants (in Shares)					300,000
Other comprehensive income						(22,000)						(22,000)
Net loss								(5,779,000)				(5,779,000)
Balance at Dec. 31, 2020			$ 11,769,000	$ 1,000	$ 192,406,000	(1,791,000)	$ (2,000)	(197,375,000)	$ 18,000	$ (4,000)	$ 13,000	5,009,000
Balance (in Shares) at Dec. 31, 2020			9,355,778	9,550,000	7,867,186
Balance at Mar. 31, 2020			$ 8,444,000		$ 186,296,000	(1,840,000)		(192,699,000)				201,000
Balance (in Shares) at Mar. 31, 2020			8,443,778		4,016,825
Issuance of common shares for conversion of preferred shares					$ 292,000							292,000
Issuance of common shares for conversion of preferred shares (in Shares)					450,000
Issuance of common shares for conversion of convertible debt					$ 377,000							377,000
Issuance of common shares for conversion of convertible debt (in Shares)					580,580
Issuance of preferred shares, net			$ 808,000									808,000
Issuance of preferred shares, net (in Shares)			1,244,000
Issuance of stock options for the settlement of liabilities					$ 54,000							54,000
Exercise of stock options					$ 75,000							75,000
Exercise of stock options (in Shares)					30,000
Issuance of common shares for the settlement of liabilities					$ 1,194,000							1,194,000
Issuance of common shares for the settlement of liabilities (in Shares)					480,000
Other comprehensive income						28,000						28,000
Net loss								(1,946,000)				(1,946,000)
Balance at Jun. 30, 2020			$ 9,252,000		$ 188,288,000	(1,812,000)		(194,645,000)				1,083,000
Balance (in Shares) at Jun. 30, 2020			9,687,778		5,557,405
Issuance of common shares for conversion of preferred shares			$ (218,000)		$ 218,000
Issuance of common shares for conversion of preferred shares (in Shares)			(335,000)		335,000
Issuance of common shares for conversion of convertible debt					$ 406,000							406,000
Issuance of common shares for conversion of convertible debt (in Shares)					625,240
Issuance of preferred shares, net			$ 2,735,000									2,735,000
Issuance of preferred shares, net (in Shares)			3,000
Acquisition of intangible asset					$ 1,560,000							1,560,000
Acquisition of intangible asset (in Shares)					480,000
Exercise of stock options					$ 1,000							1,000
Issuance of common shares					$ 268,000							268,000
Issuance of common shares (in Shares)					260,000
Issuance of common shares for the settlement of liabilities					$ 1,157,000							1,157,000
Issuance of common shares for the settlement of liabilities (in Shares)					339,541
Other comprehensive income						12,000						12,000
Net loss								(1,190,000)				(1,190,000)
Balance at Sep. 30, 2020			$ 11,769,000		$ 191,898,000	(1,800,000)		(195,835,000)				6,032,000
Balance (in Shares) at Sep. 30, 2020			9,355,778		7,597,186
Balance at Oct. 21, 2020
Balance (in Shares) at Oct. 21, 2020
Issuance of common shares				$ 1,000					18,000	(4,000)	15,000
Issuance of common shares (in Shares)				9,550,000
Net loss							(2,000)				(2,000)
Balance at Dec. 31, 2020			$ 11,769,000	$ 1,000	$ 192,406,000	(1,791,000)	(2,000)	(197,375,000)	18,000	(4,000)	13,000	5,009,000
Balance (in Shares) at Dec. 31, 2020			9,355,778	9,550,000	7,867,186
Issuance of common shares for conversion of preferred shares			$ (2,482,000)		$ 2,482,000
Issuance of common shares for conversion of preferred shares (in Shares)			(2,495,300)		2,532,798
Issuance of common shares					$ 597,000							597,000
Issuance of common shares (in Shares)					235,000
Issuance of common shares for the settlement of liabilities					$ 921,000							921,000
Issuance of common shares for the settlement of liabilities (in Shares)					351,880
Exercise of warrants					$ 478,000							478,000
Exercise of warrants (in Shares)					743,820
Other comprehensive income						4,000						4,000
Stock subscription received										4,000	4,000
Additional capital contribution from original shareholders									16,000		16,000
Additional capital contribution from original shareholders (in Shares)				161,250
Common stock issued to seed stage advisors for cash									3,000		3,000
Common stock issued to seed stage advisors for cash (in Shares)				1,162
Common stock issued for compensation to seed stage advisors									1,671,000		1,671,000
Common stock issued for compensation to seed stage advisors (in Shares)				696,262
Common stock issued to officers and directors for cash									13,000	(2,000)	11,000
Common stock issued to officers and directors for cash (in Shares)				5,325
Common stock issued for compensation to officers and directors									7,655,000		7,655,000
Common stock issued for compensation to officers and directors (in Shares)				3,189,675
Common stocks issued in private placement for cash				$ 1,000					12,889,000	(100,000)	12,790,000
Common stocks issued in private placement for cash (in Shares)				5,370,875
Common stocks issued in private placement for digital assets									1,213,000		1,213,000
Common stocks issued in private placement for digital assets (in Shares)				505,551
Common stock issued for compensation									40,000		40,000
Common stock issued for compensation (in Shares)				16,667
Common stock repurchased
Common stock repurchased (in Shares)				(1,000,000)
Restricted common stock awards issued for compensation									112,000		112,000
Restricted common stock awards issued for compensation (in Shares)				379,340
Services contributed by the Company’s president									63,000		63,000
Series seed issued in exchange for common stock
Series seed issued in exchange for common stock (in Shares)	4,995,469			(4,995,469)
Series seed issued for cash									15,000		15,000
Series seed issued for cash (in Shares)	6,303
Net loss							(9,738,000)	(2,372,000)			(9,738,000)	(2,372,000)
Preferred dividends								(193,000)				(193,000)
Balance at Mar. 31, 2021			$ 9,287,000	$ 2,000	$ 196,884,000	(1,787,000)	(9,740,000)	(199,940,000)	23,708,000	(102,000)	13,868,000	4,444,000
Balance (in Shares) at Mar. 31, 2021	5,001,772		6,860,478	13,880,638	11,730,684
Issuance of common shares for conversion of preferred shares			$ (2,160,000)		$ 2,160,000
Issuance of common shares for conversion of preferred shares (in Shares)			(2,399)		2,108,620
Issuance of common shares for conversion of convertible debt					$ 799,000							799,000
Issuance of common shares for conversion of convertible debt (in Shares)					468,225
Issuance of common shares pursuant to the vesting of restricted stock units
Issuance of common shares pursuant to the vesting of restricted stock units (in Shares)					62,500
Share-based compensation					$ 247,000							247,000
Issuance of common shares					$ 7,642,000							7,642,000
Issuance of common shares (in Shares)					6,695,000
Issuance of common shares for the settlement of liabilities					$ 1,135,000							1,135,000
Issuance of common shares for the settlement of liabilities (in Shares)					770,000
Exercise of warrants					$ 687,000							687,000
Exercise of warrants (in Shares)					747,000
Other comprehensive income						8,000						8,000
Stock subscription received										102,000	102,000
Series seed II issued for cash									1,501,000	(28,000)	1,473,000
Series seed II issued for cash (in Shares)		224,729
Series seed II issued for digital assets									161,000	(5,000)	156,000
Series seed II issued for digital assets (in Shares)		24,102
Series seed II issued for compensation									28,000		28,000
Series seed II issued for compensation (in Shares)		2,994
Restricted stock awards forfeited due to resignation of board member
Restricted stock awards forfeited due to resignation of board member (in Shares)				(56,250)
Accretion of compensation cost due to modification of restricted stock awards									233,000		233,000
Fair value of penny warrants issued for compensation									1,036,000		1,036,000
Relative fair value of warrants issued with convertible notes									1,818,000		1,818,000
Common stock issued for compensation									395,000		395,000
Common stock issued for compensation (in Shares)				46,486
Common stock repurchased									(1,000)		(1,000)
Common stock repurchased (in Shares)				(300,000)
Restricted common stock awards issued for compensation									484,000		484,000
Services contributed by the Company’s president									62,000		62,000
Series seed issued for cash									285,000		285,000
Series seed issued for cash (in Shares)	118,815
Net loss							(2,798,000)	(2,881,000)			(2,798,000)	(2,881,000)
Preferred dividends								(169,000)				(169,000)
Balance at Jun. 30, 2021			$ 7,127,000	$ 2,000	$ 209,554,000	(1,779,000)	(12,538,000)	(202,990,000)	29,710,000	(33,000)	17,141,000	11,912,000
Balance (in Shares) at Jun. 30, 2021	5,120,587	251,825	6,858,079	13,570,874	22,582,029
Issuance of common shares for conversion of preferred shares			$ (15,745,000)		$ 15,745,000
Issuance of common shares for conversion of preferred shares (in Shares)			(6,867,079)		6,076,770
Share-based compensation					$ 52,000							52,000
Issuance of preferred shares, net			$ 9,575,000									9,575,000
Issuance of preferred shares, net (in Shares)			10,000
Acquisition of intangible asset					$ 11,408,000							11,408,000
Acquisition of intangible asset (in Shares)					4,500,000
Exercise of stock options					$ 252,000							252,000
Exercise of stock options (in Shares)					100,000
Issuance of common shares					$ 186,778,000							186,778,000
Issuance of common shares (in Shares)					25,088,530
Issuance of common shares for the settlement of liabilities					$ 1,648,000							1,648,000
Issuance of common shares for the settlement of liabilities (in Shares)					362,972
Exercise of warrants					$ 423,000							423,000
Exercise of warrants (in Shares)					498,500
Other comprehensive income						(8,000)						(8,000)
Series seed II issued for compensation									82,000		82,000
Series seed II issued for compensation (in Shares)		8,982
Stock subscription receivable										5,000	5,000
Relative fair value of warrants issued with convertible debentures									2,672,000		2,672,000
Common stock issued for exercise of warrant for cash									1,000		1,000
Common stock issued for exercise of warrant for cash (in Shares)				70,000
Vesting of restricted common stock awards									45,000		45,000
Common stock issued for compensation									395,000,000,000		395,000,000,000
Common stock issued for compensation (in Shares)				46,486
Additional paid in capital for services contributed by the Company’s president									63,000		63,000
Net loss							(1,867,000)	(2,400,000)			(1,957,000)	(2,400,000)
Preferred dividends								(168,000)				(168,000)
Balance at Sep. 30, 2021			$ 957,000	$ 2,000	$ 425,860,000	$ (1,787,000)	$ (14,405,000)	$ (205,558,000)	$ 32,968,000	$ (28,000)	$ 18,537,000	$ 219,472,000
Balance (in Shares) at Sep. 30, 2021	5,120,587	260,807	1,000	13,687,360	59,208,801